INCOME AND SOCIAL CONTRIBUTION TAXES - Rollforward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rollforward of net balance of deferred income tax
Beginning balance	R$ 8,676,432	R$ 1,555,165
Tax loss	143,868	412,759
Tax loss carryforwards	81,662	183,066
(Reversal)/provision for judicial liabilities	16,245	(32,471)
Operating provision (reversal) and other losses	(53,467)	136,400
Exchange rate variation	442,296	4,110,964
Derivative losses ("MtM")	(110,140)	1,685,406
Fair value adjustment on business combination - Amortization	22,996	37,917
Unrealized profit on inventories	122,041	(116,475)
Lease	86,306	265,022
Tax benefit on unamortized goodwill	(276,614)	(253,018)
Property, plant and equipment - Deemed cost	68,783	120,578
Accelerated depreciation	80,187	88,064
Borrowing cost	10,637	(5,487)
Fair value of biological assets	(225,586)	(184,377)
Deferred taxes on the result of associates abroad	(33,893)	497,743
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)	(154,468)
Other temporary differences	(167,356)	175,176
Ending balance	8,729,929	R$ 8,676,432
Temporary difference from capital gain on sale of rural property	R$ 175,202